Accounts Receivable, Net of Allowance for Doubtful Accounts	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Accounts Receivable, Net of Allowance for Doubtful Accounts [Abstract]
Accounts receivable, net of allowance for doubtful accounts
5	Accounts receivable, net of allowance for doubtful accounts

The components of accounts receivables were as follows:

(In USD)

As at	December 31, 2023	March 31, 2023

Accounts receivable	$290,871	$255,175
Net accounts receivable	290,871	255,175

The Company records an allowance for credit losses for amounts owed for completed transactions that may never settle or be collected. As at December 31, 2023 and March 31, 2023, no allowance was created for expected credit losses.

4	Accounts receivable, net of allowance for doubtful accounts

The components of accounts receivables were as follows:

(In USD) As at	March 31, 2023	March 31, 2022
Accounts receivable	$255,175	$204,198
Net accounts receivable	255,175	204,198

The Company records an allowance for credit losses for amounts owed for completed transactions that may never settle or be collected. For the year ended March 31, 2023 and March 31, 2022, no allowance was created for expected credit losses.